Investments - Company's Combined Proportionate Share of Major Components of Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Current assets	$ 13,738	$ 13,118
Current liabilities	10,989	12,097
Net income	883	1,096
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,406	2,543
Non-current assets	1,486	1,561
Current liabilities	1,692	1,870
Long-term liabilities	669	682
Sales	5,489	5,300
Cost of goods sold & expenses	5,287	5,184
Net income	$ 202	$ 116